Registration No. 333-121449
File No. 811-21686
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PreEffective Amendment No.	□
PostEffective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒
Oppenheimer Portfolio Series
(Exact Name of Registrant as Specified in Charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)
(303) 768-3200
(Registrant’s Telephone Number, including Area Code)
Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
□ on                                        pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on                                       pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on                                       pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 8th day of February, 2019.
Oppenheimer Portfolio Series on behalf of its series Active Allocation Fund, Conservative Investor Fund, Growth Investor Fund and Moderate Investor Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Joel W. Motley* Joel W. Motley	Chairman of the Board of Trustees	February 8, 2019
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	February 8, 2019
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	February 8, 2019
Beth Ann Brown* Beth Ann Brown	Trustee	February 8, 2019
Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	February 8, 2019
Elizabeth Krentzman* Elizabeth Krentzman	Trustee	February 8, 2019
Mary F. Miller* Mary F. Miller	Trustee	February 8, 2019
Joanne Pace* Joanne Pace	Trustee	February 8, 2019
Daniel S. Vandivort* Daniel S. Vandivort	Trustee	February 8, 2019
Brian F. Wruble* Brian F. Wruble	Trustee	February 8, 2019
*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX
Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document